Significant accounting policies (Details)	12 Months Ended
	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / €	Dec. 31, 2023 $ / € د.إ / €	Dec. 31, 2023 $ / € ₨ / €	Dec. 31, 2023 $ / € SFr / €	Dec. 31, 2023 $ / € ر.س / €	Dec. 31, 2023 дин / € $ / €	Dec. 31, 2023 $ / € D	Dec. 31, 2023 EUR (€) $ / €	Dec. 31, 2022 $ / €	Dec. 31, 2022 $ / € د.إ / €	Dec. 31, 2022 ₨ / € $ / €	Dec. 31, 2022 SFr / € $ / €	Dec. 31, 2022 $ / € дин / €	Dec. 31, 2022 EUR (€) $ / €	Dec. 31, 2021 $ / €	Dec. 31, 2021 $ / € د.إ / €	Dec. 31, 2021 ₨ / € $ / €	Dec. 31, 2021 $ / € SFr / €	Dec. 31, 2021 дин / € $ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2023 د.إ / €	Dec. 31, 2023 ₨ / €	Dec. 31, 2023 SFr / €	Dec. 31, 2023 ر.س / €	Dec. 31, 2023 дин / €	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 د.إ / €	Dec. 31, 2022 ₨ / €	Dec. 31, 2022 SFr / €	Dec. 31, 2022 дин / €	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 د.إ / €	Dec. 31, 2021 ₨ / €	Dec. 31, 2021 SFr / €	Dec. 31, 2021 дин / €
Foreign currency and currency translation
Average rate		1.09	4.00	89.30	0.94	4.13	116.91			1.05	3.87	82.69	1.00	117.46		1.13	4.15	85.18	1.08	117.39
Closing rate	1.11	1.11	1.11	1.11	1.11	1.11	1.11	1.11	1.11	1.07	1.07	1.07	1.07	1.07	1.07	1.13	1.13	1.13	1.13	1.13	1.13	4.06	91.98	0.93	4.14	116.91		3.94	88.17	0.98	117.33		4.17	84.23	1.03	117.27
Financial instruments
Number of days past due, to consider a financial asset as default | D								360
Convertible Loan
Currency gains (loss)									€ (1,111)						€ 0						€ 0
Derivative liabilities																											€ 242,000					€ 376,000
Buildings
Property, plant and equipment
Estimated useful life of property, plant and equipment	12 years
Leases
Estimated useful life of right-of-use assets	33 years
Offices | Minimum
Leases
Estimated useful life of right-of-use assets	4 years
Offices | Maximum
Leases
Estimated useful life of right-of-use assets	12 years
Other property, plant and equipment | Minimum
Property, plant and equipment
Estimated useful life of property, plant and equipment	2 years
Leases
Estimated useful life of right-of-use assets	2 years
Other property, plant and equipment | Maximum
Property, plant and equipment
Estimated useful life of property, plant and equipment	15 years
Leases
Estimated useful life of right-of-use assets	15 years
Internally generated/acquired biomarkers | Maximum
Intangible assets
Estimated useful lives	7 years
Purchase rights, licenses and software | Minimum
Intangible assets
Estimated useful lives	3 years
Purchase rights, licenses and software | Maximum
Intangible assets
Estimated useful lives	7 years
Internally developed database | Minimum
Intangible assets
Estimated useful lives	5 years
Internally developed database | Maximum
Intangible assets
Estimated useful lives	7 years